SHARE BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Share-Based Payment Arrangement [Abstract]
SUMMARY OF SHARE BASED COMPENSATION EXPENSE

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended January 31,
	2022	2021
Research and development	$13	$57
General and administrative	13	179
Total	$26	$236

The following table summarizes share-based compensation expense included in the consolidated statement of operations by expense category for the years ended October 31, 2021 and 2020 (in thousands):

	Year Ended October 31,
	2021	2020
Research and development	$164	$308
General and administrative	402	583
Total	$566	$891

SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2021 and 2020 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Balance at October 31, 2019	14,706	$47.62
Vested	(8,870)	60.59
Cancelled	(280)	98.80
Balance at October 31, 2020	5,556	$24.32
Vested	(5,555)	24.30
Cancelled	(1)	125.25
Balance at October 31, 2021	-	$-

SUMMARY OF CHANGES IN STOCK OPTION PLAN

A summary of changes in the stock option plan for the three months ended January 31, 2022 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2021	893,946	$19.32	7.80	$27
Cancelled or expired	(5,888)	277.50
Outstanding as of January 31, 2022	888,058	$17.61	7.55	$-
Vested and exercisable at January 31, 2022	484,641	$31.80	6.89	$-

A summary of changes in the stock option plan for the years ended October 31, 2021 and 2020 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2019	560,490	$71.56	7.34	$1
Granted	645,000	0.61
Cancelled or expired	(193,722)	34.47
Outstanding as of October 31, 2020	1,011,768	$33.43	8.04	$4
Granted	50,000	0.39
Exercised	(333)	0.30
Cancelled or expired	(167,489)	98.93
Outstanding as of October 31, 2021	893,946	$19.32	7.8	$27
Vested and exercisable at October 31, 2021	456,506	$37.03	6.98	$15

SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS

The following table summarizes information about the outstanding and exercisable options at January 31, 2022:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$.30-$1.00	672,500	8.29	$0.54	270,000	8.20	$0.50
$1.01-$10.00	55,379	6.80	$7.47	54,462	6.79	$7.56
$10.01-$100.00	90,432	5.97	$29.02	90,432	5.97	$29.02
$100.01-$258.30	69,747	3.07	$175.51	69,747	3.07	$175.51

The following table summarizes information about the outstanding and exercisable stock options at October 31, 2021:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$.30-$10.00	727,879	8.43	$1.06	$27	290,439	8.23	$1.40	$15
$10.01-$100.00	90,432	6.22	$29.02	$-	90,432	6.22	$29.02	$-
$100.01-$200.00	50,938	3.47	$162.17	$-	50,938	3.47	$162.17	$-
$200.01-$277.5	24,697	2.22	$227.35	$-	24,697	2.22	$227.35	$-

SUMMARY OF FAIR VALUE OF STOCK OPTIONS GRANTED OF BSM

The following table provides the weighted average fair value of stock options granted to directors and employees and the related assumptions used in the Black-Scholes model:

	Year Ended
	October 31, 2021	October 31, 2020
Expected term	6 years	5.50-6.50 years
Expected volatility	103.27%	100.27-105.21%
Expected dividends	0%	0%
Risk free interest rate	0.53%	0.36-0.62%